Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 263,000	$ 1,531,000	$ 5,000	$ 1,799,000
United States Department of the Interior
Total		$ 1,531,000	$ 5,000	1,536,000
United States Federal Government
Total	$ 263,000			$ 263,000